Goodwill (Tables)	12 Months Ended
Dec. 31, 2012
Goodwill
	December 31,	December 31,
	2012	2011
	(in thousands)
Opening goodwill	$253,393	$175,860
Current year acquisitions	55,759	83,656
Prior year acquisitions	1,382	-
Foreign exchange movement	4,907	(6,123)
Closing goodwill	$315,441	$253,393

PriceSpective LLC
Schedule of Assets Acquired and Liabilities Assumed
The following table summarizes the Company’s estimates of the fair values of assets acquired and the liabilities assumed:

February 28
2012
(in thousands)
Property, plant and equipment	$256
Goodwill*	42,247
Intangible asset – customer relationships	10,237
Intangible asset – order backlog	405
Intangible asset – non-compete arrangements	392
Cash and cash equivalents	2,311
Accounts receivable	2,662
Unbilled revenue	1,140
Other current assets	236
Current liabilities	(7,788)
Liability arising from contingent consideration arrangement	(15,000)
Net assets acquired	$37,098

Cash consideration	$37,199
Working capital adjustment	(101)
Contingent consideration	15,000
Amount of total consideration	52,098
Liabilities included in preliminary purchase price allocation re contingent consideration	(15,000)
Net assets acquired	$37,098

* Goodwill represents the acquisition of an established workforce with experience in strategic pricing, market access, HEOR, due diligence support and payer engagement services. Goodwill related to the US portion of the business acquired is tax deductible.

Proforma Effect in Net Revenue Net Income and Earnings Per Share
The proforma effect of the PriceSpective acquisition if completed on January 1, 2011 would have resulted in net revenue, net income and earnings per share for the fiscal years ended December 31, 2011 and December 31, 2012 as follows:

	Year Ended
	December 31,
	2012	2011
	(in thousands)
Net revenue	$1,118,410	$964,388
Net income	$55,931	$25,363
Basic earnings per share	$0.93	$0.42
Diluted earnings per share	$0.93	$0.42

BeijingWits Medical Limited
Schedule of Assets Acquired and Liabilities Assumed
The following table summarizes the Company’s estimates of the fair values of assets acquired and the liabilities assumed:

February 15
2012
(in thousands)
Property, plant and equipment	$172
Goodwill*	13,512
Intangible asset – customer relationships	1,761
Intangible asset – order backlog	376
Intangible asset – non-compete arrangements	97
Cash and cash equivalents	587
Accounts receivable	657
Unbilled revenue	176
Other current assets	228
Deferred tax liability	(559)
Current liabilities	(1,007)
Liability arising from contingent consideration arrangement	(7,000)
Net assets acquired	$9,000

Cash consideration	$9,000
Contingent consideration	7,000
Amount of total consideration	16,000
Liabilities included in preliminary purchase price allocation re contingent consideration	(7,000)
Net assets acquired	$9,000
* Goodwill represents the acquisition of an established workforce with experience in clinical trial execution and regulatory processes in China and is not tax deductible.

Proforma Effect in Net Revenue Net Income and Earnings Per Share
The proforma effect of the BeijingWits acquisition if completed on January 1, 2011 would have resulted in net revenue, net income and earnings per share for the fiscal years ended December 31, 2011 and December 31, 2012 as follows:

	Year Ended
	December 31,
	2012	2011
	(in thousands)
Net revenue	$1,115,355	$989,942
Net income	$55,349	$22,549
Basic earnings per share	$0.92	$0.37
Diluted earnings per share	$0.92	$0.37

Firecrest Clinical Limited
Schedule of Assets Acquired and Liabilities Assumed
The following table summarizes the estimated fair values of the assets acquired and the liabilities assumed:

July 14
2011
(in thousands)
Property, plant and equipment	$687
Goodwill*	48,073
Intangible asset – technology asset	11,169
Intangible asset – customer relationships	5,243
Intangible asset – order backlog	1,172
Intangible asset - trade name	1,357
Cash and cash equivalents	1,965
Other current assets	3,713
Deferred tax liability	(2,367)
Other liabilities	(2,521)
Liability arising from contingent consideration arrangement	(44,028)
Net assets acquired	$24,463

Cash consideration	$24,463
Contingent consideration	44,028
Amount of total consideration	68,491
Liabilities included in preliminary purchase price allocation re contingent consideration	(44,028)
Net assets acquired	$24,463

*
Goodwill represents the cost of an established workforce with experience in the development of site performance and study management systems and process related efficiencies expected to be generated from the use of the Firecrest site performance management system and is not tax deductible.

Proforma Effect in Net Revenue Net Income and Earnings Per Share
The proforma effect of the Firecrest acquisition if completed on January 1, 2010 would have resulted in net revenue, net income and earnings per share for the fiscal years ended December 31, 2010 and December 31, 2011 as follows:

	Year Ended
	December 31,
	2011	2010
	(in thousands)
Net revenue	$952,729	$906,311
Net income	$25,851	$86,127
Basic earnings per share	$0.43	$1.44
Diluted earnings per share	$0.42	$1.42

Oxford Outcomes Limited
Schedule of Assets Acquired and Liabilities Assumed
The following table summarizes the estimated fair values of the assets acquired and the liabilities assumed:

January 14
2011
(in thousands)
Property, plant and equipment	$490
Goodwill*	36,432
Intangible asset – customer relationships	6,648
Intangible asset – order backlog	618
Cash and cash equivalents	6,015
Other current assets	6,792
Deferred tax liability	(2,003)
Other liabilities	(2,128)
Liability arising from contingent consideration arrangement	(12,474)
Net assets acquired	$40,390

Cash consideration	$28,114
Working capital adjustment	6,383
Put and call option	5,893
Contingent consideration	12,474
Amount of total consideration	52,864
Liabilities included in preliminary purchase price allocation re contingent consideration	(12,474)
Net assets acquired	$40,390

*
Goodwill represents the cost of established workforce with experience in specialist services in the areas of patient reported outcomes (PRO), health economics, epidemiology and translation and linguistic validation and is not tax deductible.

Proforma Effect in Net Revenue Net Income and Earnings Per Share
The proforma effect of the Oxford Outcomes acquisition if completed on January 1, 2010 would have resulted in net revenue, net income and earnings per share for the fiscal years ended December 31, 2010 and December 31, 2011 as follows:

	Year Ended
	December 31,
	2011	2010
	(in thousands)
Net revenue	$945,729	$919,524
Net income	$22,880	$91,524
Basic earnings per share	$0.38	$1.53
Diluted earnings per share	$0.37	$1.51